Document And Entity Information	Jul. 15, 2025
Document Information [Line Items]
Entity, Registrant Name	Rocky Mountain Chocolate Factory, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 15, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36865
Entity, Tax Identification Number	47-1535633
Entity, Address, Address Line One	265 Turner Drive
Entity, Address, City or Town	Durango
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	81303
City Area Code	970
Local Phone Number	259-0554
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RMCF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001616262